RIGHT OF USE ASSETS (Tables)	12 Months Ended
Jun. 30, 2023
Right-of-use asset for leased properties
$
Balance, June 30, 2021	3,169,655
Additions during the year	2,227,188
Depreciation for the year	(782,847)
Impairment	(183,693)
Foreign exchange translation	21,082
Balance, June 30, 2022	4,451,385
Additions during the period	-
Depreciation for the period	(694,730)
Impairment	(1,416,691)
Foreign exchange translation	55,085
Balance, June 30, 2023	2,395,049